Note 8 - Options (Tables)	3 Months Ended
Feb. 28, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	February 28, 2014			February 28, 2013
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$

Outstanding, beginning of period	4,455,072	3.97	2.21	4,139,059	4.86	2.76
Granted	-	-	-	-	-	-
Exercised	(12,000)	2.65	4.20	-	-	-
Expired	-	-	-	(2,095)	571.72	53.82
Forfeited	(2,000)	1.81	-	(45,000)	3.27	-
Balance at end of period	4,441,072	3.97	2.22	4,091,964	4.57	2.58

Options exercisable end of period	3,320,164	4.09	2.42	2,284,494	5.29	3.15

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	For the three months ended
	February 28, 2014	February 28, 2013
	$	$
Research and development	-	129,100
Selling, general and administrative	6,537	73,774
	6,537	202,874